UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q/A

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File Number  811-21955

Stewart Capital Mutual Funds

(Exact name of Registrant as specified in charter)

800 Philadelphia Street

Indiana, PA 15701

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

803 West Michigan Street, Suite A

Milwaukee, WI 53233

Copy to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, Ohio 45202

(Name and address of agent for service)

Registrant's telephone number, including area code: (724) 465-1443

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

FORM N-Q/A

Item 1.  Schedule of Investments.

Stewart Capital Mid Cap Fund

Schedule of Investments

September 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS 87.7%

Capital Goods 8.3%
Cummins, Inc.	8,764	$392,715
EMCOR Group, Inc. *	26,738	677,006
McDermott International, Inc. *	18,191	459,687
		1,529,408

Consumer Services 2.9%
Matthews International Corp.	15,258	539,828

Diversified Financials 2.2%
Federated Investors, Inc.	15,531	409,552

Energy 8.9%
CARBO Ceramics, Inc.	8,907	459,156
Enerplus Resources Fund	19,586	448,323
General Maritime Corp.	94,909	734,596
		1,642,075

Food & Staples Retailing 2.9%
Weis Markets, Inc.	16,633	531,424

Food, Beverage & Tobacco 3.6%
J.M. Smucker Co. (The)	12,617	668,827

Health Care Equipment & Services 11.4%
C.R. Bard, Inc.	8,888	698,686
Catalyst Health Solutions, Inc. *	9,275	270,366
HLTH Corp. *	45,394	663,206
Varian Medical Systems, Inc. *	10,936	460,734
		2,092,992

Materials 14.3%
CF Industries Holdings, Inc.	6,522	562,392
FMC Corp.	10,718	602,887
Sociedad Quimica y Minera de Chile SA (American Depositary Receipt)	11,443	447,765
Southern Copper Corp.	23,945	734,872
Thompson Creek Metals Co., Inc. *	23,144	279,348
		2,627,264

Media 6.0%
Marvel Entertainment, Inc. *	10,722	532,025
Meredith Corp.	19,021	569,489
		1,101,514

Pharmaceuticals, Biotechnology & Life Sciences 1.5%
Perrigo Co.	8,241	280,112

	Shares	Value
Software & Services 7.3%
Akamai Technologies, Inc. *	39,646	$780,233
Micros Systems, Inc. *	18,670	563,648
		1,343,881

Technology Hardware & Equipment 8.7%
Flextronics International Ltd. *	114,666	855,408
Western Digital Corp. *	20,569	751,386
		1,606,794

Transportation 3.6%
Kirby Corp. *	17,939	660,514

Utilities 6.1%
Nicor, Inc.	11,189	409,406
Oneok, Inc.	19,170	702,005
		1,111,411

Total Common Stocks
(Cost $14,465,920)		16,145,596

	Principal Amount
CONVERTIBLE BOND 2.3%

Insurance 2.3%
Old Republic International Corp. 8.00%, 5/15/2012	350,000	431,375
		431,375

	Shares
LIMITED PARTNERSHIP INTERESTS 4.3%
Consumer Services 2.1%
Cedar Fair LP	37,758	397,592

Materials 2.2%
Terra Nitrogen Co. LP	3,820	398,159

Total Limited Partnership Interests
(Cost $926,640)		795,751

	Principal Amount
SHORT TERM INVESTMENT 5.8%
Federated Prime Obligations, 0.20% [1]	1,060,854	1,060,854

Total Short Term Investments
(Cost $1,060,854)		1,060,854

Total Investments 100.1%
(Cost $16,833,685)		18,433,576
Liabilities less Other Assets (0.1)%		(12,450)
Net Assets 100.0%		$18,421,126
* Non-income producing [1] Variable or floating rate security. See Notes to the Schedule of Investments.

Notes to Schedule of Investments

Organization

The Stewart Capital Mutual Fund (the “Trust”) was organized on September 22, 2006 as a Delaware business trust and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.  The Trust currently consists of one investment portfolio: Stewart Capital Mid Cap Fund (the “Fund”).  Stewart Capital Advisors, LLC (the “Adviser”) is the Fund’s investment adviser.  The Fund commenced investment operations at the close of business December 29, 2006.  Prior to December 29, 2006, the only activity was the seed capital investment of $100,000 by 9th Street Holdings, Inc.

Investment Valuation

Securities listed on the U.S. stock exchanges or the NASDAQ ® Stock Market are valued at the last sale price on such market, or if such a price is lacking, for the trading period immediately preceding the time of determination, such securities are valued at their current bid price.  Securities that are traded in the over-the-counter market are valued at their current bid price.  Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  Any securities for which there are no readily available market quotations will be valued at their fair value as determined in good faith by the Adviser pursuant to procedures established by and under the supervision of the Board of Trustees.  The fair value of a security is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations.  There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value per share.

Federal Income Tax Information

At September 30, 2009, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$16,862,146

Gross unrealized appreciation	$2,311,530
Gross unrealized depreciation	(740,100)

Net unrealized appreciation	$1,571,430

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Footnote Disclosure

In September 2006, the Financial Accounting Standards Board issued "Fair Value Measurements and Disclosures" (the "Fair Value Statement") effective for fiscal years beginning after November 15, 2007. The Fair Value Statement defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. The Trust adopted the Fair Value Statement as of the beginning of its fiscal year on January 1, 2008. Under the Fair Value Statement, various inputs are used in determining the value of the Funds' investments. These inputs are summarized into three broad levels and described below:

▪

Level 1 – quoted prices for active markets for identical securities.  An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

▪

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  Quoted prices for identical or similar assets in markets that are not active.  Inputs that are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

▪

Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s net assets as of 9/30/2009:

Investment in Securities	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks:
Capital Goods	$1,529,408	$––	$––	$1,529,408
Consumer Services	539,828	––	––	539,828
Diversified Financials	409,552	––	––	409,552
Energy	1,642,075	––	––	1,642,075
Food & Staples Retailing	531,424	––	––	531,424
Food, Beverage & Tobacco	668,827	––	––	668,827
Health Care Equipment & Services	2,092,992	––	––	2,092,992
Materials	2,627,264	––	––	2,627,264
Media	1,101,514	––	––	1,101,514
Pharmaceuticals, Biotechnology & Life Sciences	280,112	––	––	280,112
Software & Services	1,343,881	––	––	1,343,881
Technology Hardware & Equipment	1,606,794	––	––	1,606,794
Transportation	660,514	––	––	660,514
Utilities	1,111,411	––	––	1,111,411
Convertible Bond	––	431,375	––	431,375
Limited Partnership Interests	795,751	––	––	795,751
Short Term Investment	1,060,854	––	––	1,060,854
Total	$18,002,201	$431,375	$––	$18,433,576

Item 2. Controls and Procedures.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stewart Capital Mutual Funds

By:	/s/ Malcolm E. Polley
Malcolm E. Polley Principal Executive Officer

Date: November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Malcolm E. Polley
Malcolm E. Polley Principal Executive Officer

Date: November 23, 2009

By:	/s/ Timothy P. McKee
Timothy P. McKee Principal Financial Officer

Date: November 23, 2009

EXHIBIT INDEX

(a)

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)